Pioneer Municipal High Income Advantage Fund, Inc.
Schedule of Investments  |  June 30, 2023

Ticker Symbol: MAV

Schedule of Investments  |  6/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 160.2%
	Municipal Bonds — 160.2% of Net Assets(a)
	Arizona — 2.5%
1,325,000	Arizona Industrial Development Authority, Series A, 5.00%, 7/15/39	$ 1,268,727
1,970,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	1,750,621
3,000,000	Maricopa County Industrial Development Authority, Commercial Metals Company, 4.00%, 10/15/47 (144A)	2,543,370
	Total Arizona	$5,562,718

	Arkansas — 8.4%
1,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.75%, 9/1/49 (144A)	$ 1,406,070
17,500,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	17,315,200
	Total Arkansas	$18,721,270

	California — 23.7%
2,500,000	Bay Area Toll Authority, Series F-2, 2.60%, 4/1/56	$ 1,686,650
38,610,000(b)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	9,033,196
5,000,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	3,729,750
1,500,000	California Municipal Finance Authority, Series A, 5.25%, 11/1/52 (AGM Insured)	1,609,785
1,875,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.875%, 11/1/43	1,888,162
2,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	1,957,100
1,700,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.00%, 12/1/41 (144A)	1,667,139
5,915,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.00%, 12/1/46 (144A)	5,722,526
9,465,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	9,380,099
2,300,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/34	2,165,634
1Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/23

Principal Amount USD ($)		Value
	California — (continued)
3,500,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/39	$ 3,092,005
5,500,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/49	4,554,660
8,000,000	City of Oroville, Oroville Hospital, 5.25%, 4/1/54	6,374,480
	Total California	$52,861,186

	Colorado — 5.2%
500,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/37	$ 489,675
1,000,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/44	938,250
1,000,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/49	916,030
1,150,000(c)	Cottonwood Highlands Metropolitan District No. 1, Series A, 5.00%, 12/1/49	1,067,487
8,250,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	8,202,810
	Total Colorado	$11,614,252

	Connecticut — 0.9%
2,035,000	Mohegan Tribal Finance Authority, 7.00%, 2/1/45 (144A)	$ 2,038,928
	Total Connecticut	$2,038,928

	Delaware — 0.4%
450,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 3.00%, 6/1/32	$ 383,737
700,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/42	596,687
	Total Delaware	$980,424

	District of Columbia — 3.0%
6,630,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$ 6,798,601
	Total District of Columbia	$6,798,601

	Florida — 5.3%
2,500,000	County of Hillsborough, 3.00%, 8/1/46	$ 1,965,600
550,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/39 (144A)	527,027
825,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/49 (144A)	749,974
4,255,000	Hillsborough County Industrial Development Authority, Tampa General Hospital, 3.50%, 8/1/55	3,191,888
Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/232

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
2,500,000	JEA Water & Sewer System Revenue, Series A, 3.00%, 10/1/40	$ 2,151,150
4,300,000	State of Florida Department of Transportation Turnpike System Revenue, Series B, 2.00%, 7/1/37	3,287,479
	Total Florida	$11,873,118

	Idaho — 0.9%
2,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$ 2,006,080
	Total Idaho	$2,006,080

	Illinois — 4.7%
3,000,000(c)	Chicago Board of Education, Series A, 5.00%, 12/1/47	$ 2,941,680
1,000,000(c)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	1,076,650
2,000,000(c)	City of Chicago, Series B-R, 5.50%, 1/1/34	2,031,360
140,903(b)	Illinois Finance Authority, Cabs Clare Oaks Project, Series B-1, 11/15/52	9,863
223,202(d)(e)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	156,241
920,000	Illinois Housing Development Authority, Series B, 2.15%, 10/1/41 (GNMA FNMA FHLMC COLL Insured)	708,069
3,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/50	2,720,730
1,015,000(d)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	761,250
	Total Illinois	$10,405,843

	Indiana — 0.5%
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	$ 1,024,480
	Total Indiana	$1,024,480

	Iowa — 3.9%
6,900,000	Iowa Finance Authority, Alcoa Inc. Projects, 4.75%, 8/1/42	$ 6,732,330
2,055,000	Iowa Tobacco Settlement Authority, Series A-2, 4.00%, 6/1/49	1,852,151
	Total Iowa	$8,584,481

3Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/23

Principal Amount USD ($)		Value
	Louisiana — 0.1%
170,000	Opelousas General Hospital Authority, Opelousas General Health System Project, 5.75%, 10/1/23	$ 170,158
	Total Louisiana	$170,158

	Maine — 0.8%
2,000,000	Maine Health & Higher Educational Facilities Authority, Series A, 4.00%, 7/1/50	$ 1,835,920
	Total Maine	$1,835,920

	Maryland — 1.8%
2,000,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$ 2,005,320
2,700,000	Maryland State Transportation Authority, Series A, 3.00%, 7/1/47	2,100,006
	Total Maryland	$4,105,326

	Massachusetts — 7.3%
1,000,000(c)	Commonwealth of Massachusetts, Series C, 3.00%, 3/1/49	$ 803,590
8,000,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	10,153,680
1,315,000	Massachusetts Housing Finance Agency, Series A-1, 4.20%, 12/1/52	1,260,441
2,790,000(c)	Town of Arlington, 2.00%, 9/15/40	1,991,335
950,000(c)	Town of Plymouth, 2.00%, 5/1/34	799,263
2,160,000(c)	Town of Rockland, 2.20%, 8/1/50	1,315,937
	Total Massachusetts	$16,324,246

	Michigan — 1.0%
1,985,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 1,812,345
305,000	Michigan Public Educational Facilities Authority, Crescent Academy, 7.00%, 10/1/36	305,942
	Total Michigan	$2,118,287

	Minnesota — 1.2%
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.00%, 7/1/47	$ 928,670
1,740,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.00%, 11/15/48	1,709,515
	Total Minnesota	$2,638,185

Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/234

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Montana — 0.3%
2,445,000(d)(e)	City of Hardin, Tax Allocation, Rocky Mountain Power, Inc., Project, 6.25%, 9/1/31	$ 537,900
1,000,000(d)	Two Rivers Authority, 7.375%, 11/1/27	50,000
	Total Montana	$587,900

	New Hampshire — 1.0%
1,000,000	New Hampshire Health and Education Facilities Authority Act, Series A, 5.00%, 8/1/59	$ 1,027,360
1,375,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	1,176,532
	Total New Hampshire	$2,203,892

	New Jersey — 0.4%
1,000,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, Series A, 5.375%, 10/1/50 (144A)	$ 953,400
	Total New Jersey	$953,400

	New York — 12.6%
3,000,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	$ 2,818,350
1,500,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 4.75%, 11/15/45	1,520,145
2,000,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 5.25%, 11/15/55	2,082,800
5,000,000	Metropolitan Transportation Authority, Green Bond, Series D-2, 4.00%, 11/15/48	4,692,450
3,000,000	Metropolitan Transportation Authority, Green Bond, Series E, 4.00%, 11/15/45	2,864,700
2,530,000	New York Counties Tobacco Trust IV, Settlement pass through, Series A, 5.00%, 6/1/45	2,370,812
3,240,000	New York Counties Tobacco Trust VI, Settlement pass through, Series 2B, 5.00%, 6/1/51	3,047,091
2,500,000	New York State Dormitory Authority, Group 3, Series A, 3.00%, 3/15/41	2,081,350
4,685,000	New York State Housing Finance Agency, Sustainability Bond, Series G, 2.73%, 11/1/51 (SONYMA Insured)	2,977,083
2,000,000	TSASC, Inc., Series B, 5.00%, 6/1/48	1,868,160
5Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/23

Principal Amount USD ($)		Value
	New York — (continued)
1,199,828	Westchester County Healthcare Corp., Series A, 5.00%, 11/1/44	$ 1,173,324
1,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 4.50%, 7/1/56 (144A)	707,050
	Total New York	$28,203,315

	North Carolina — 1.5%
500,000	City of Charlotte Airport Revenue, Series A, 5.00%, 7/1/42	$ 519,685
500,000	City of Charlotte Water & Sewer System Revenue, 2.00%, 7/1/41	350,925
1,000,000	City of Charlotte Water & Sewer System Revenue, 2.00%, 7/1/42	688,130
2,500,000(c)	County of Mecklenburg, 2.00%, 3/1/41	1,817,325
	Total North Carolina	$3,376,065

	Ohio — 5.5%
12,855,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 12,212,250
	Total Ohio	$12,212,250

	Oregon — 4.4%
10,000,000	Medford Hospital Facilities Authority, Asante Project, Series A, 4.00%, 8/15/45 (AGM Insured)	$ 9,709,900
	Total Oregon	$9,709,900

	Pennsylvania — 10.4%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	$ 902,650
6,665,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, 4.00%, 9/1/49	6,063,617
4,585,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 5.00%, 5/1/52	4,724,430
2,710,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 5.00%, 5/1/57	2,782,357
6,000,000	Pennsylvania Higher Educational Facilities Authority, 4.00%, 8/15/49	5,558,040
2,000,000	Pennsylvania Housing Finance Agency, Series 134A, 2.05%, 4/1/41	1,397,480
500,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	511,485
Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/236

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	$ 897,320
470,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	465,201
	Total Pennsylvania	$23,302,580

	Puerto Rico — 20.5%
2,375,679(c)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/37	$ 2,120,294
5,273,480(c)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/41	4,573,109
6,810,000(c)	Commonwealth of Puerto Rico, Series A-1, 4.00%, 7/1/46	5,811,041
2,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/37 (144A)	2,000,000
16,250,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	15,677,675
1,000,000	Puerto Rico Electric Power Authority, Series AAA, 5.25%, 7/1/24	382,500
3,000,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 4.75%, 7/1/53	2,865,600
10,255,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/1/58	9,963,758
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2, 4.784%, 7/1/58	2,391,275
	Total Puerto Rico	$45,785,252

	Rhode Island — 0.1%
1,355,000(d)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 243,900
	Total Rhode Island	$243,900

	South Carolina — 2.3%
4,400,000(f)	Tobacco Settlement Revenue Management Authority, Series B, 6.375%, 5/15/30	$ 5,222,008
	Total South Carolina	$5,222,008

	South Dakota — 1.8%
4,000,000	South Dakota Health & Educational Facilities Authority, Sanford Health, Series B, 4.00%, 11/1/44	$ 4,019,880
	Total South Dakota	$4,019,880

7Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/23

Principal Amount USD ($)		Value
	Texas — 14.2%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$ 523,985
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	1,013,010
1,500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,486,080
1,000,000	Board of Regents of the University of Texas System, Series B, 5.00%, 8/15/49	1,186,520
5,300,000	Central Texas Regional Mobility Authority, Senior Lien, Series D, 3.00%, 1/1/46	4,031,869
7,345,000	City of Houston Airport System Revenue, 4.00%, 7/15/41	6,646,344
1,000,000	City of Houston Airport System Revenue, Series A, 4.00%, 7/1/41	904,870
5,000,000(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	4,622,650
6,960,000(d)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	1,713,900
955,092	Texas Department of Housing & Community Affairs, Series 2020-HOLL, 2.30%, 7/1/37 (FNMA HUD SECT 8 Insured)	795,715
1,000,000(e)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, Restructured, 12/1/30	670,730
3,365,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC, 7.00%, 12/31/38	3,383,272
3,500,000	Texas Private Activity Bond Surface Transportation Corp., Segment 3C Project, 5.00%, 6/30/58	3,518,095
1,165,000	Texas Water Development Board, St. Water Implementation Fund, 4.00%, 10/15/44	1,168,810
	Total Texas	$31,665,850

	Virginia — 12.1%
3,235,000(c)	City of Alexandria, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 2,667,128
4,000,000(c)	County of Fairfax, Series A, 2.00%, 10/1/34 (ST AID WITHHLDG insured)	3,397,480
2,035,000	Lynchburg Economic Development Authority, 3.00%, 1/1/51	1,456,918
9,550,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	8,896,684
2,000,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51 (ST INTERCEPT Insured)	1,553,240
Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/238

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Virginia — (continued)
10,000(g)	Virginia Public Building Authority, Series A, 4.00%, 8/1/40	$ 10,927
990,000	Virginia Public Building Authority, Series A, 4.00%, 8/1/40	999,261
5,500,000	Virginia Small Business Financing Authority, Transform 66-P3 Project, 5.00%, 12/31/49	5,571,390
2,500,000	Virginia Small Business Financing Authority, Transform 66-P3 Project, 5.00%, 12/31/52	2,522,500
	Total Virginia	$27,075,528

	Washington — 0.7%
1,335,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.00%, 11/1/46	$ 1,534,169
	Total Washington	$1,534,169

	Wisconsin — 0.8%
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	$ 756,765
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	927,180
	Total Wisconsin	$1,683,945

	Total Municipal Bonds (Cost $374,480,151)	$357,443,337

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 160.2% (Cost $374,480,151)	$357,443,337
	OTHER ASSETS AND LIABILITIES — (60.2)%	$(134,353,582)
	net assets — 100.0%	$223,089,755

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corporation.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
FNMA HUD SECT 8	Federal National Mortgage Association U.S. Department of Housing and Urban Development Section 8.
GNMA	Government National Mortgage Association.
SONYMA	State of New York Mortgage Agency
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Aid Intercept.
9Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/23

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2023, the value of these securities amounted to $52,992,308, or 23.8% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Represents a General Obligation Bond.
(d)	Security is in default.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2023.
(f)	Escrow to maturity.
(g)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$357,443,337	$—	$357,443,337
Total Investments in Securities	$—	$357,443,337	$—	$357,443,337
During the period ended June 30, 2023, there were no transfers in or out of Level 3.
Pioneer Municipal High Income Advantage Fund, Inc. |  | 6/30/2310